SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

                                   --------

Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI (Reg. TM) Equity Dividend Fund
Deutsche CROCI (Reg. TM) International Fund
Deutsche CROCI (Reg. TM) Sector Opportunities Fund
Deutsche CROCI (Reg. TM) U.S. Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche European Equity Fund
Deutsche Fixed Income Opportunities Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund

Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Latin America Equity Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund
Deutsche New York Tax-Free Income Fund
Deutsche Real Assets Fund
Deutsche Real Estate Securities Fund
Deutsche Science and Technology Fund
Deutsche S&P 500 Index Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Government Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Unconstrained Income Fund
Deutsche World Dividend Fund

--------------------------------------------------------------------------------
Effective April 10, 2017, the following information is added under the "Class A NAV Sales" sub-heading under the "PURCHASE AND REDEMPTION OF SHARES" heading in each fund's Statement of Additional Information:



(17) exchanging an investment in Class C shares of the fund for an investment in Class A shares of the same fund pursuant to one of the exchange privileges described in the prospectus.


               Please Retain This Supplement for Future Reference


March 1, 2017
SAISTKR-318

                                                   Deutsche
                                                   Asset Management [DB Logo]